Debt - Debt for Apache and Subsidiaries (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Debt before unamortized discount	$ 9,784	$ 12,411
Unamortized discount	(59)	(66)
Notes interest rate	4.375%
Total debt	9,725	12,345
Current maturities	(53)	(990)
Long-term debt	9,672	11,355
Commercial Paper [Member]
Debt Instrument [Line Items]
Debt before unamortized discount		489
United States [Member]
Debt Instrument [Line Items]
Debt before unamortized discount	9,430	11,682
Argentina Overdraft Lines of Credit [Member]
Debt Instrument [Line Items]
Debt before unamortized discount	51	69
Canada Lines Of Credit [Member]
Debt Instrument [Line Items]
Debt before unamortized discount	2	9
Money Market Lines of Credit [Member]
Debt Instrument [Line Items]
Debt before unamortized discount		13
5.25% notes due 2013 [Member]
Debt Instrument [Line Items]
Debt before unamortized discount		500
Debt maturity year	2013	2013
Notes interest rate	5.25%	5.25%
6.0% notes due 2013 [Member]
Debt Instrument [Line Items]
Debt before unamortized discount		400
Debt maturity year	2013	2013
Notes interest rate	6.00%	6.00%
5.625% notes due 2017 [Member]
Debt Instrument [Line Items]
Debt before unamortized discount	500	500
Debt maturity year	2017	2017
Notes interest rate	5.625%	5.625%
One Point Seven Five Percentage Notes Due Twenty Seventeen [Member]
Debt Instrument [Line Items]
Debt before unamortized discount	400	400
Debt maturity year	2017	2017
Notes interest rate	1.75%	1.75%
6.9% notes due 2018 [Member]
Debt Instrument [Line Items]
Debt before unamortized discount	400	400
Debt maturity year	2018	2018
Notes interest rate	6.90%	6.90%
7.0% notes due 2018 [Member]
Debt Instrument [Line Items]
Debt before unamortized discount	150	150
Debt maturity year	2018	2018
Notes interest rate	7.00%	7.00%
7.625% notes due 2019 [Member]
Debt Instrument [Line Items]
Debt before unamortized discount	150	150
Debt maturity year	2019	2019
Notes interest rate	7.625%	7.625%
3.625% notes due 2021 [Member]
Debt Instrument [Line Items]
Debt before unamortized discount	500	500
Debt maturity year	2021	2021
Notes interest rate	3.625%	3.625%
Three Point Two Five Percentage Notes Due Twenty Twenty Two [Member]
Debt Instrument [Line Items]
Debt before unamortized discount	919	1,100
Debt maturity year	2022	2022
Notes interest rate	3.25%	3.25%
Two Point Six Two Five Percentage Notes Due Twenty Twenty Three [Member]
Debt Instrument [Line Items]
Debt before unamortized discount	531	1,200
Debt maturity year	2023	2023
Notes interest rate	2.625%	2.625%
7.7% notes due 2026 [Member]
Debt Instrument [Line Items]
Debt before unamortized discount	100	100
Debt maturity year	2026	2026
Notes interest rate	7.70%	7.70%
7.95% notes due 2026 [Member]
Debt Instrument [Line Items]
Debt before unamortized discount	180	180
Debt maturity year	2026	2026
Notes interest rate	7.95%	7.95%
6.0% notes due 2037 [Member]
Debt Instrument [Line Items]
Debt before unamortized discount	1,000	1,000
Debt maturity year	2037	2037
Notes interest rate	6.00%	6.00%
5.1% notes due 2040 [Member]
Debt Instrument [Line Items]
Debt before unamortized discount	1,500	1,500
Debt maturity year	2040	2040
Notes interest rate	5.10%	5.10%
5.25% notes due 2042 [Member]
Debt Instrument [Line Items]
Debt before unamortized discount	500	500
Debt maturity year	2042	2042
Notes interest rate	5.25%	5.25%
Four Point Seven Five Percentage Notes Due Twenty Forty Three [Member]
Debt Instrument [Line Items]
Debt before unamortized discount	1,500	1,500
Debt maturity year	2043	2043
Notes interest rate	4.75%	4.75%
Four Point Two Five Percentage Notes Due Twenty Forty Four [Member]
Debt Instrument [Line Items]
Debt before unamortized discount	800	800
Debt maturity year	2044	2044
Notes interest rate	4.25%	4.25%
7.375% debentures due 2047 [Member]
Debt Instrument [Line Items]
Debt before unamortized discount	150	150
Debt maturity year	2047	2047
Notes interest rate	7.325%	7.375%
7.625% debentures due 2096 [Member]
Debt Instrument [Line Items]
Debt before unamortized discount	150	150
Debt maturity year	2096	2096
Notes interest rate	7.625%	7.625%
Apache Finance Canada 4.375% notes due 2015 [Member]
Debt Instrument [Line Items]
Debt before unamortized discount		350
Debt maturity year	2015	2015
Notes interest rate	4.375%	4.375%
Notes Due In Twenty Sixteen And Twenty Seventeen [Member]
Debt Instrument [Line Items]
Debt before unamortized discount	1	1
Debt maturity year	2016	2016
Apache finance Canada 7.75% notes due 2029 [Member]
Debt Instrument [Line Items]
Debt before unamortized discount	300	300
Debt maturity year	2029	2029
Notes interest rate	7.75%	7.75%
Subsidiary And Other Obligations [Member]
Debt Instrument [Line Items]
Debt before unamortized discount	$ 354	$ 729